BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 3. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying condensed combined carve-out financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The Company has historically operated as part of Healthier Choices Management Corp. and not as a standalone company. Financial statements representing the historical operations of HCMC’s grocery segment have been derived from HCMC’s historical accounting records and are presented on a carve-out basis. All revenues and costs as well as assets and liabilities directly associated with the business activity of the Company are included in the financial statements. The financial statements also include allocations of certain general, administrative, sales and marketing expenses from HCMC. However, amounts recognized by the Company are not necessarily representative of the amounts that would have been reflected in the financial statements had the Company operated independently of HCMC. Related-party allocations are discussed further in Note 14.

The condensed combined carve-out financial statements do not include all information and notes required by accounting principles generally accepted in the United States of America for complete financial statements.

Unaudited Interim Condensed Combined Carve-Out Financial Statements

The interim condensed combined carve-out balance sheet as of June 30, 2023, the interim condensed combined carve-out statements of operations and the interim condensed combined carve-out statements of changes in net parent’s investment for the three and six months ended June 30, 2023 and 2022 and cash flows for the six months ended June 30, 2023 and 2022 are unaudited. The financial data and the other financial information disclosed in the notes to these condensed combined carve-out financial statements relating to the three and six-month periods are also unaudited, in our opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of our condensed consolidated cash flows, operating results, and balance sheets for the periods presented. These condensed combined carve-out financial statements should be read in conjunction with the condensed combined carve-out financial statements in the Company’s Annual Report included in Amendment 1 to Form S-1 for the year ended December 31, 2022, filed with the Securities and Exchange Commission (the “SEC”) on April 7, 2023. The condensed combined carve-out balance sheet as of December 31, 2022 was derived from the Company’s audited 2022 financial statements contained in the above referenced S-1. Results of the three and six months ended June 30, 2023, are not necessarily indicative of the results to be expected for the full year ending December 31, 2023 or any other period.

Principles of Combination

The condensed combined carve-out financial statements include the accounts of the Company and its wholly-owned subsidiaries, Healthy Choice Markets, Inc. (“Ada’s Natural Market”), Healthy Choice Markets 2, LLC (“Paradise Health and Nutrition”), Healthy Choice Markets 3, LLC (“Mother Earth’s Storehouse”), Healthy Choices Markets 3 Real Estate LLC, Healthy Choice Markets IV, LLC (Green’s Natural Foods), Healthy Choice Wellness, LLC, and Healthy U Wholesale, Inc (“The Vitamin Store, LLC”). All intercompany accounts and transactions have been eliminated in combination.

Net Parent Investment

The condensed combined carve-out financial statements were derived from the consolidated financial statements of HCMC on a carve-out basis. The financial statements also include allocations of certain general, administrative, legal, and marketing expenses from HCMC. The primary components of the net parent’s investment are intercompany balances other than related party payables, the allocation of shared costs, and funding received to cover any shortfall in operating cash requirements. Balances between HCMC and the Company that were not historically cash settled are included in net parent investment. Net parent’s investment represents the cumulative investment by HCMC in the Company through the dates presented.

Use of Estimates in the Preparation of the Financial Statements

The preparation of condensed combined carve-out financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed combined carve-out financial statements, and the reported amounts of net revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include allowances, deferred taxes and related valuation allowances, and the valuation of the assets and liabilities acquired in business combinations. Certain of management’s estimates could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. The Company re-evaluates all its accounting estimates at least quarterly based on these conditions and records adjustments when necessary.

Revenue Recognition

Revenues from product sales and services rendered, net of promotional discounts, manufacturer coupons and rebates, return allowances, and sales and consumption taxes, are recorded when products are delivered, title passes to customers and collection is likely to occur. Title passes to customers at the point of sale for retail and upon delivery of products for wholesale. Return allowances, which reduce revenue, are estimated using historical experience.

The Company recognizes revenue in accordance with the following five-step model:

●	identify arrangements with customers;
●	identify performance obligations;
●	determine transaction price;
●	allocate transaction price to the separate performance obligations in the arrangement, if more than one exists; and
●	recognize revenue as performance obligations are satisfied.

Shipping and Handling

Shipping charges billed to customers are included in net sales and the related shipping and handling costs are included in cost of sales. The Company incurred shipping and handling costs of approximately $28,000 and $18,000 for the three months ended June 30, 2023 and 2022, and $65,000 and 29,000 for the six months ended June 30, 2023 and 2022, respectively.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less, when purchased, to be cash and cash equivalents. The majority of the Company’s cash is concentrated in one financial institution, which is in excess of Federal Deposit Insurance Corporation (FDIC) coverage. The Company has not experienced any losses in such accounts. The Company did not have any cash equivalents as of June 30, 2023 and December 31, 2022.

A summary of the financial institution that had cash in excess of FDIC limits of $250,000 on June 30, 2023 and December 31, 2022 is presented below:

	June 30, 2023	December 31, 2022
Total cash in excess of FDIC limits of $250,000	$1,026,897	$949,677

Accounts Receivable, Contract Assets and Contract Liabilities

Accounts receivables are claims to consideration which are unconditional; meaning no performance obligations remain for the Company and only the passage of time is necessary before collection. Contract assets are distinguished from accounts receivable as performance obligations remain before claims to consideration become unconditional. By nature of the Company’s operations, contract assets are typically not recognized. Contract liabilities are recorded when customers transfer consideration in advance of delivery of products or services, which the Company records for gift cards and loyalty reward programs. When one party to an arrangement performs before the other(s), the Company records an account receivable, contract asset or contract liability.

The majority of arrangements with customers contain one performance obligation: to provide a distinct set of products or services. Most performance obligations are satisfied simultaneously as the Company exchanges products or services for customer payment. Exceptions include gift cards and loyalty rewards, for which the Company has a performance obligation to deliver products or services at a future date. As gift cards are purchased and loyalty points earned, contract liabilities are recorded until the performance obligations are satisfied through delivery of products or services or breakage based on gift card and loyalty reward program term limits.

The Company’s breakage policy is twenty-four months for gift cards and twelve months for loyalty rewards. Loyalty rewards are earned at five percent on qualifying purchases and the reward functions as an allocation of transaction price from the period earned by the customer to the period the performance obligation is satisfied by the Company. As such, all contract liabilities are expected to be recognized within a twenty-four-month period.

Other Current Assets

Other current assets are the non-trade related assets that the Company owns, benefits from, or uses to generate income that can be converted into cash within one business cycle. Included in “Other current assets” on our condensed consolidated balance sheets are amounts primarily related to other receivables or non-trade receivable from government and other companies.

Inventories

Inventories are measured at the lower of cost and net realizable value using the average cost method. If the cost of the inventories exceeds their net realizable value, adjustments are recorded to write down excess inventory to their net realizable value. The Company’s inventories consist primarily of merchandise available for resale, such as fresh produce, perishable grocery items and non-perishable consumable goods.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the expected useful life of the respective asset, after the asset is placed in service. Revenue earning property, plant, and equipment includes signage, furniture and fixtures, building, computer hardware, appliance, cooler, displays with useful lives range from two to seven years. Leasehold improvements are amortized over the shorter of the life of the asset or the term of the lease.

Identifiable Intangible Assets and Goodwill

Identifiable intangible assets are recorded at cost, or when acquired as part of a business acquisition, at estimated fair value. Certain identifiable intangible assets are amortized over 4 to 10 years. Similar to tangible personal property and equipment, the Company periodically evaluates identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Indefinite-lived intangible assets, such as goodwill are not amortized.

Impairment of Long-Lived Assets

The Company reviews all long-lived assets such as property and equipment and amortized intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future cash flows expected to be generated by the asset or asset group. Impairment is measured by the amount by which the carrying value of the asset(s) exceeds their fair value. There were no triggering events that would indicate impairment of long-lived assets on June 30, 2023.

Goodwill

The Company assesses the carrying amounts of goodwill for recoverability on at least an annual basis or when events or changes in circumstances indicate evidence of potential impairment exists, using a fair value-based test. Application of the goodwill impairment test requires significant judgments including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the businesses, and the useful life over which cash flows will occur. Changes in these estimates and assumptions could materially affect the determination of fair value and/or conclusions on goodwill impairment for the Company. Our annual impairment test is conducted on September 30 of each year or more often if deemed necessary. As part of management’s qualitative analysis on June 30, 2023, management determines whether any triggering events have occurred since the annual test date of September 30, 2022, which would indicate an impairment. Management determined no triggering events had occurred through June 30, 2023.

Advertising

Advertising expense is classified as an operating expense on condensed combined carve-out statement of operation. The Company expenses advertising costs as incurred. The Company incurred advertising expenses of approximately $92,000 and $32,000 for the three months ended June 30, 2023 and 2022, and $151,000 and 45,000 for the six months ended June 30, 2023 and 2022, respectively.

401(k) retirement savings plan

The Company’s employees are offered a 401(k) retirement savings plan that is administered under HCMC with discretionary contribution matching opportunities. 401K employer expense amounted to $21,000 and $5,000 for the three months ended June 30, 2023 and 2022, and $38,000 and $8,000 for the six months ended June 30, 2023 and 2022, respectively.

Income Taxes

The Company’s income taxes are included in HCMC’s consolidated return. For the purposes of the condensed combined carve-out financial statements, the income taxes for the Company have been presented on a separate return basis, under which a new stand-alone set of deferred tax assets and liabilities is created based on the financial statement accounts of the carveout.

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and (ii) future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of available evidence it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2023 and December 31, 2022. The Company had no uncertain tax positions as of June 30, 2023 and December 31, 2022.

Leases

Operating lease liabilities are recognized at the lease commencement date based on the present value of the fixed lease payments using the Company’s incremental borrowing rates. Related operating ROU assets are recognized based on the initial present value of the fixed lease payments, reduced by contributions from landlords, plus any prepaid rent and direct costs from executing the leases. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Variable lease payments are recognized as lease expense as they are incurred.

The Company did not have finance leases as of June 30, 2023 and December 31, 2022. If the Company enters into a finance lease in the future, it will be accounted for in accordance with ASC Topic 842.

Fair Value Measurements

The fair value framework under FASB’s guidance requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, would generally require significant management judgment. The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

●	Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;

●	Level 2: Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

●	Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

Nonfinancial assets such as goodwill, other intangible assets, and long-lived assets held and used are measured at fair value when there is an indicator of impairment and recorded at fair value when impairment is recognized or for a business combination.

Business Combination

The Company applies the provisions of ASC Topic 805, Business Combinations (“ASC 805”) in the accounting for acquisitions of businesses. ASC 805 requires the Company to use the acquisition method of accounting by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed and measured at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the aforementioned amounts. Acquisition-related expenses were expensed as incurred and recorded in selling, general and administrative expenses in the condensed combined carve-out statements of operations.

Recent Accounting Pronouncements

Public companies in the United States are subject to the accounting and reporting requirements of various authorities, including the Financial Accounting Standards Board (“FASB”) and the Securities and Exchange Commission (“SEC”).

There were no accounting pronouncements issued in the quarter or with future effective dates that are either applicable nor are expected to have a material impact on the Company’s Combined Financial Statements.

Reclassification

Certain amounts in the condensed consolidated financial statements and related notes have been reclassified to conform to the current year presentation. Such reclassifications do not impact the Company’s previously reported financial position or net loss. Due from related party of $2.3 million was previously presented in the condensed consolidated balance sheets in other assets as of December 31, 2022, and was reclassified to due from related party in the condensed consolidated balance sheets. Cash usage in due from related party of $474,000 was previously presented in other assets in the condensed combined statements of cash flow for the six months ended June 30, 2022, and was reclassified to cash usage in due from related party in the condensed combined statements of cash flow.

Note 3. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying combined carve-out financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The Company has historically operated as part of Healthier Choices Management Corp. and not as a standalone company. Financial statements representing the historical operations of HCMC’s grocery segment have been derived from HCMC’s historical accounting records and are presented on a carve-out basis. All revenues and costs as well as assets and liabilities directly associated with the business activity of the Company are included in the financial statements. The financial statements also include allocations of certain general, administrative, sales and marketing expenses from HCMC. However, amounts recognized by the Company are not necessarily representative of the amounts that would have been reflected in the financial statements had the Company operated independently of HCMC. Related-party allocations are discussed further in Note 14.

Principles of Combination

The combined carve-out financial statements include the accounts of the Company and its wholly-owned subsidiaries, Healthy Choice Markets, Inc. (“Ada’s Natural Market”), Healthy Choice Markets 2, LLC (“Paradise Health and Nutrition”), Healthy Choice Markets 3, LLC (“Mother Earth’s Storehouse”), Healthy Choices Markets 3 Real Estate LLC, Healthy Choice Markets IV, LLC (Green’s Natural Foods), Healthy Choice Wellness, LLC, and Healthy U Wholesale, Inc (“The Vitamin Store, LLC”). All intercompany accounts and transactions have been eliminated in combination.

Net Parent’s Investment

The combined carve-out financial statements were derived from the consolidated financial statements of HCMC on a carve-out basis. The financial statements also include allocations of certain general, administrative, legal, and marketing expenses from HCMC. The primary components of the net parent’s investment are intercompany balances other than related party payables, the allocation of shared costs, and funding received to cover any shortfall on operating cash requirements. Balances between HCMC and the Company that were not historically cash settled are included in net parent investment. Net parent’s investment represents the cumulative investment by HCMC in the Company through the dates presented.

Use of Estimates in the Preparation of the Financial Statements

The preparation of combined carve-out financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the combined carve-out financial statements, and the reported amounts of net revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include allocation of corporate general expenses, allowances, deferred taxes and related valuation allowances, and the valuation of the assets and liabilities acquired in business combinations. Certain of management’s estimates could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. The Company re-evaluates all of its accounting estimates at least quarterly based on these conditions and records adjustments when necessary.

Revenue Recognition

Revenues from product sales and services rendered, net of promotional discounts, manufacturer coupons and rebates, return allowances, and sales and consumption taxes, are recorded when products are delivered, title passes to customers and collection is likely to occur. Title passes to customers at the point of sale for retail and upon delivery of products for wholesale. Return allowances, which reduce revenue, are estimated using historical experience.

The Company recognizes revenue in accordance with the following five-step model:

●	identify arrangements with customers;
●	identify performance obligations;
●	determine transaction price;
●	allocate transaction price to the separate performance obligations in the arrangement, if more than one exists; and
●	recognize revenue as performance obligations are satisfied.

Shipping and Handling

Shipping charges billed to customers are included in net sales and the related shipping and handling costs are included in cost of sales. For the years ended December 31, 2022 and 2021, shipping and handling costs of approximately $91,000 and $39,000, were included in cost of sales, respectively.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less, when purchased, to be cash and cash equivalents. The majority of the Company’s cash are concentrated in several large financial institutions, which is in excess of Federal Deposit Insurance Corporation (FDIC) coverage. The Company has not experienced any losses in such accounts. The Company did not have any cash equivalents as of December 31, 2022 and 2021.

A summary of the financial institutions that had a cash and cash equivalents in excess of FDIC limits of $250,000 on December 31, 2022 and 2021 is presented below:

	December 31, 2022	December 31, 2021
Total cash in excess of FDIC limits	$949,677	$-

Accounts Receivable, Contract Assets and Contract Liabilities

Accounts receivables are claims to consideration which are unconditional; meaning no performance obligations remain for the Company and only the passage of time is necessary before collection. Contract assets are distinguished from accounts receivable as performance obligations remain before claims to consideration become unconditional. By nature of the Company’s operations, contract assets are typically not recognized. Contract liabilities are recorded when customers transfer consideration in advance of delivery of products or services, which the Company records for gift cards and loyalty reward programs. When one party to an arrangement performs before the other(s), the Company records an account receivable, contract asset or contract liability.

The majority of arrangements with customers contain one performance obligation: to provide a distinct set of products or services. Most performance obligations are satisfied simultaneously as the Company exchanges products or services for customer payment. Exceptions include gift cards and loyalty rewards, for which the Company has a performance obligation to deliver products or services at a future date. As gift cards are purchased and loyalty points earned, contract liabilities are recorded until the performance obligations are satisfied through delivery of products or services or breakage based on gift card and loyalty reward program term limits.

The Company’s breakage policy is twenty-four months for gift cards and twelve months for loyalty rewards. Loyalty rewards are earned at five percent on qualifying purchases and the reward functions as an allocation of transaction price from the period earned by the customer to the period the performance obligation is satisfied by the Company. As such, all contract liabilities are expected to be recognized within a twenty-four month period.

Accounts receivable balance represents credit sales, sales on account and billing to vendors for advertising vendors’ products in our stores. Concentration of accounts receivable consist of the following:

	December 31, 2022	December 31, 2021

Customer A	17%	0%
Customer B	-	12%
Customer C	6%	30%

Other Current Assets

Other current assets are the non-trade related assets that the Company owns, benefits from, or uses to generate income that can be converted into cash within one business cycle. Included in “Other current assets” on our combined carve-out balance sheets are amounts primarily related to other receivables or non-trade receivable from other companies.

Inventories

Inventories are measured at the lower of cost and net realizable value using the average cost method. If the cost of the inventories exceeds their net realizable value, adjustments are recorded to write down excess inventory to their net realizable value. The Company’s inventories consist primarily of merchandise available for resale, such as vitamins, fresh produce, perishable grocery items and non-perishable consumable goods.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the expected useful life of the respective asset, after the asset is placed in service. Revenue earning property, plant, and equipment includes signage, furniture and fixtures, building, computer hardware, appliance, cooler, displays with useful lives range from two to seven years. Leasehold improvements are amortized over the shorter of the life of the asset or the term of the lease.

Identifiable Intangible Assets and Goodwill

Identifiable intangible assets are recorded at cost, or when acquired as part of a business acquisition, at estimated fair value. Certain identifiable intangible assets are amortized over 4 to 10 years. Similar to tangible personal property and equipment, the Company periodically evaluates identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Indefinite-lived intangible assets, such as goodwill are not amortized.

Impairment of Long-Lived Assets

The Company reviews all long-lived assets such as property and equipment and amortized intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future cash flows expected to be generated by the asset or asset group. Impairment is measured by the amount by which the carrying value of the asset(s) exceeds their fair value. There were no triggering events that would indicate impairment of long-lived assets at December 31, 2022.

Goodwill

The Company assesses the carrying amounts of goodwill for recoverability on at least an annual basis or when events or changes in circumstances indicate evidence of potential impairment exists, using a fair value based test. Application of the goodwill impairment test requires significant judgments including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the businesses, and the useful life over which cash flows will occur. Changes in these estimates and assumptions could materially affect the determination of fair value and/or conclusions on goodwill impairment for the Company. Our annual impairment test is conducted on September 30 of each year or more often if deemed necessary. As part of management’s qualitative analysis at December 31, 2022 management determines whether any triggering events have occurred since the annual test date of September 30, 2022, which would indicate an impairment. Management determined no triggering events had occurred through December 31, 2022.

Advertising

The Company expenses advertising costs as incurred. For the years ended December 31, 2022 and 2021, the company incurred advertising expenses of approximately $145,000 and $39,000, respectively.

401(k) retirement savings plan

The Company’s employees are offered a 401(k) retirement savings plan that is administered under HCMC with discretionary contribution matching opportunities. 401K employer expense amounted to $25,000 and $7,000 for years ended December 31, 2022 and 2021, respectively.

Income Taxes

Historically, the Company’s income taxes were included in HCMC’s consolidated return. For the purposes of the combined carve-out financial statements, the income taxes for the Company have been presented on a separate return basis, under which a new stand-alone set of deferred tax assets and liabilities is created based on the financial statement accounts of the carveout.

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and (ii) future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of available evidence it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 or December 31, 2021. The Company had no uncertain tax positions as of December 31, 2022, and 2021.

Leases

Operating lease liabilities are recognized at the lease commencement date based on the present value of the fixed lease payments using the Company’s incremental borrowing rates. Related operating ROU assets are recognized based on the initial present value of the fixed lease payments, reduced by contributions from landlords, plus any prepaid rent and direct costs from executing the leases. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Variable lease payments are recognized as lease expense as they are incurred.

The Company did not have finance leases for the years ended December 31, 2022 and 2021. If the Company enters into a finance lease in the future, it will be accounted for in accordance with ASC Topic 842.

Fair Value Measurements

The fair value framework under FASB’s guidance requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, would generally require significant management judgment. The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

●	Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;

●	Level 2: Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

●	Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

Nonfinancial assets such as goodwill, other intangible assets, and long-lived assets held and used are measured at fair value when there is an indicator of impairment and recorded at fair value when impairment is recognized or for a business combination.

Business Combination

The Company applies the provisions of ASC Topic 805, Business Combinations (“ASC 805”) in the accounting for acquisitions of businesses. ASC 805 requires the Company to use the acquisition method of accounting by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed and measured at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the aforementioned amounts. Acquisition-related expenses were expensed as incurred and recorded in selling, general and administrative expenses in the combined carve-out statements of operations

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation. The increase in net parent investment for corporate overhead in the amount of $ 1,021,413 was originally presented in cash used in operating activity in year ended December 31, 2021, it was reclassified to cash provided by financing activity in statement of cash flow. These reclassifications had no effect on the reported results of operations

Recent Accounting Pronouncements

Public companies in the United States are subject to the accounting and reporting requirements of various authorities, including the Financial Accounting Standards Board (“FASB”) and the Securities and Exchange Commission (“SEC”). These authorities issue numerous pronouncements, most of which are not applicable to the Company’s current or reasonably foreseeable operating structure.

There were no accounting pronouncements issued in the year or with future effective dates that are either applicable nor are expected to have a material impact on the Company’s Combined Carve-Out Financial Statements.

Mother Earth's Storehouse, Inc. [Member]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures.

Cash and Cash Equivalents

For the purposes of the statement of cash flows, the Company considers all short-term investment securities purchased with a maturity of three months or less to be cash equivalents.

Revenue Recognition

The Company recognizes revenue at the point of sale.

Unredeemed Gift Cards

The Company sells gift cards with no expiration dates to customers. The Company records revenue at the point of sale and does not expect future gift card obligations to be material.

Sales returns and allowances

The Company does not expect future returns to be material, and consequently does not maintain an allowance for merchandise returns.

MOTHER EARTH’S STOREHOUSE, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 and 2020

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Income Taxes

Mother Earth’s Storehouse, Inc. has elected to be treated as an S Corporation for federal income tax purposes. No provision has been made for federal income taxes since S Corporations are not taxable entities. Individual partners/shareholders report their share of taxable income or loss in their personal tax returns.

The Company has evaluated any uncertain tax positions and related income tax contingencies and determined uncertain positions, if any, are not material to the financial statements, according to FASB ASC 740. Penalties and interest assessed by income taxing authorities are included in operating expenses, if incurred. None of the Company’s current returns are under examination.

Under New York State S Corporation tax law, the Corporation is subject to an annual franchise tax.

Beginning in the year ended December 31, 2021, the Company elected to be subject to the New York State Pass-Through Entity Tax (the “PTET”). The Company must elect each year by March 15th if it chooses to be subject to the PTET for the given year. The PTET will grant each shareholder a tax credit on their respective individual NYS income tax returns. Any PTET owed is a joint liability of the Company and the controlling shareholder. Since the individual shareholders receive the benefit of a tax credit, the Company has treated the PTET as a distribution to the shareholders in the Statements of Changes in Shareholders’ Equity. PTET paid on behalf of shareholders for the years ended December 31, 2021 and 2020, was $102,750 and $-0-, respectively.

Inventories

Inventories are valued at the lower of cost (average cost method) or net realizable value. Inventories are comprised of perishable and non-perishable food items available for sale.

Property, Plant and Equipment

Property, plant and equipment is stated at cost. Depreciation is recorded using the straight-line method over the estimated useful lives of the related assets. Expenditures for maintenance and repairs and minor renewals are charged to expense; betterments and major renewals are capitalized. Leasehold improvements are amortized over the lesser of the lease terms or the assets’ useful lives. Upon retirement or sale of assets, the cost of the assets disposed of and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is credited or charged to income.

Advertising Costs

The Company expenses advertising costs as they are incurred. They are presented as a component of store operating expenses. Advertising costs were $76,379 and $86,071 for the years ended December 31, 2021 and 2020, respectively.

Retirement Plan

The Company maintains a 401(k) plan. Under the terms of the 401(k) Plan, the employer makes up to 4% matching contributions. The plan will follow the Safe Harbor CODA in which a minimum contribution plan of 4% of salaries must be made by the Company each pay period. Plan contributions were $140,859 and $144,110 for the years ended December 31, 2021 and 2020, respectively.

MOTHER EARTH’S STOREHOUSE, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 and 2020

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Presentation of Sales Tax

The State of New York imposes sales taxes on all of the Company’s sales to nonexempt customers. The Company collects sales taxes from customers and remits the amounts to the state. The Company’s accounting policy is to exclude the tax collected and remitted to the State from revenues and expenses with the exception of excise taxes paid on purchases.

Subsequent Events

Subsequent events have been evaluated through April 8, 2022, which is the date the financial statements were available to be issued.

Greens Natural Foods, Inc. [Member]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Combination

The Company’s combined financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The combined financial statements include the accounts of all the entities under common control. All intercompany accounts have been eliminated in combination.

These combined financial statements are presented as if the New Jersey entities were owned by Red Oak Equity Partners, LLC as of January 1, 2021, and reflect the results of operations and cash flows for the year ended December 31, 2021. This presentation is to satisfy the requirements of the U.S. Securities and Exchange Commission as they relate to a significant acquisition by a public company (Healthier Choices Management Corp.).

Push Down Accounting

The Company has chosen not to apply “push down” accounting in accordance with ASC 805-50-25- 4 for the business combinations by Hudson Equity Partners, LLC and Red Oak Equity Partners, LLC of the New York and New Jersey entities.

GREEN’S NATURAL FOODS, INC., DEAN’S NATURAL FOOD MARKET, INC., DEAN’S NATURAL FOOD MARKET OF SHREWSBURY, INC., DEAN’S NATURAL FOOD MARKET OF BASKING RIDGE, LLC, DEAN’S NATURAL FOOD MARKET OF CHESTER, LLC, DEAN’S NATURAL HOLDINGS, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2021

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures.

Cash and Cash Equivalents

For the purposes of the statement of cash flows, the Company considers all short-term investment securities purchased with a maturity of three months or less to be cash equivalents. Cash and cash equivalents include monies held by the Company’s credit card processors. The funds are held by the merchant credit card processors pending satisfaction of their hold requirements and expiration of charge backs/refunds circumstances.

Revenue Recognition

Revenues from product sales, net of promotional discounts, manufacturer coupons and rebates, return allowances, and sales and consumption taxes, are recorded when products are delivered, title passes to customers, and collection is likely to occur. Title passes to customers at the point of sale for all retail purchases. Return allowances, which reduce revenue, are estimated using historical experience.

Accounts Receivable, Contract Assets and Contract Liabilities

Accounts receivable are claims to consideration which are unconditional, meaning no performance obligations remain for the Company and only the passage of time is necessary before collection. Contract assets are distinguished from accounts receivable as performance obligations remain before claims to consideration become unconditional. Contract liabilities are recorded when customers transfer consideration in advance of delivery of products, which the Company records for all gift cards and loyalty reward programs. When one party to an arrangement performs before the other(s), the Company records an account receivable, contract asset, or contract liability.

The majority of arrangements with customers contain one performance obligation to provide a distinct set of products. Most performance obligations are satisfied simultaneously as the Company exchanges products for customer payment. Exceptions include gift cards and loyalty rewards, for which the Company has a performance obligation to deliver products at a future date. As gift cards are purchased and loyalty points earned, contract liabilities are recorded until the performance obligations are satisfied through delivery of products or breakage based on gift card and loyalty reward program term limits.

The Company’s breakage policy is twelve months for gift cards and twelve months for loyalty rewards. Loyalty rewards are earned at 1% on qualifying purchases and the reward functions as an allocation of transaction price from the period earned by the customer to the period the performance obligation is satisfied by the Company. As such, all contract liabilities are expected to be recognized within a twenty-four-month period.

GREEN’S NATURAL FOODS, INC., DEAN’S NATURAL FOOD MARKET, INC., DEAN’S NATURAL FOOD MARKET OF SHREWSBURY, INC., DEAN’S NATURAL FOOD MARKET OF BASKING RIDGE, LLC, DEAN’S NATURAL FOOD MARKET OF CHESTER, LLC, DEAN’S NATURAL HOLDINGS, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2021

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Accounts Receivable, Contract Assets and Contract Liabilities (Continued)

A summary of the contract liabilities activity for the year ended December 31, 2021 is presented below:

Beginning Balance as of January 1, 2021	$327,006
Issued	87,782
Redeemed	(125,429)
Ending balance as of December 31, 2021	$289,359

Income Taxes

S-Corporation

Dean’s Natural Food Market of Shrewsbury, Inc. has elected to be treated as an S Corporation for federal and state income tax purposes.

Green’s Natural Foods, Inc. was treated as an S Corporation until December 30, 2020, when it was purchased and became a Qualified Subsidiary under Hudson Equity Partners, LLC.

No provision has been made for federal income taxes since S Corporations are not taxable entities. Individual partners/shareholders report their share of taxable income or loss in their personal tax returns.

C-Corporation

Dean’s Natural Food Market, Inc. is a C Corporation for federal income tax purposes.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities, their respective tax bases, and tax operating loss and credit carry forwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are subject to valuation allowances if, based on all available evidence, management determines that it is more likely than not that some position or all of the deferred tax assets and liabilities will not be realized. The financial impact of Dean’s Natural Food Market, Inc. deferred and current income taxes is immaterial as of and for the year ended December 31, 2021.

Limited Liability Companies

Dean’s Natural Food Market of Basking Ridge, LLC, Dean’s Natural Food Market of Chester, LLC, and Dean’s Natural Holdings, LLC have elected to be treated as single-member limited liability companies for federal and state income tax purposes with all income tax liabilities and/or benefits of the entities being passed through to its members. As such, there is no recognition of federal or state income taxes for each of these entities. Any uncertain tax position taken by the member is not an uncertain position of the entities.

GREEN’S NATURAL FOODS, INC., DEAN’S NATURAL FOOD MARKET, INC., DEAN’S NATURAL FOOD MARKET OF SHREWSBURY, INC., DEAN’S NATURAL FOOD MARKET OF BASKING RIDGE, LLC, DEAN’S NATURAL FOOD MARKET OF CHESTER, LLC, DEAN’S NATURAL HOLDINGS, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2021

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Income Taxes (Continued)

In accordance with the LLC agreements, the term of the Company is indefinite with termination determined by the Member. The LLC agreements indicate that the Member shall not have any liability for obligations of the Company, except to the extent expressly mandated by law.

The Company has evaluated any uncertain tax positions and related income tax contingencies and determined uncertain positions, if any, are not material to the financial statements, according to FASB ASC 740. Penalties and interest assessed by income taxing authorities are included in operating expenses, if incurred. None of the Company’s current returns are under examination.

Inventories

Inventories are stated at average cost. If the cost of inventories exceeds their net realizable value, adjustments are recorded to write down excess inventory value to net realizable value. The Company’s inventories consist primarily of merchandise available for resale, such as fresh produce, perishable grocery items, and non-perishable consumable goods.

Property, Plant and Equipment

Property, plant and equipment is stated at cost. Depreciation is recorded using the straight-line method over the estimated useful lives of the related assets. Expenditures for maintenance and repairs and minor renewals are charged to expense; betterments and major renewals are capitalized. Leasehold improvements are amortized over the lesser of the lease terms or the assets’ useful lives. Upon retirement or sale of assets, the cost of the assets disposed of and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is credited or charged to income.

Advertising Costs

The Company expenses advertising costs as they are incurred. They are presented as a component of store operating expenses. Advertising costs were $68,923 for the year ended December 31, 2021.

Retirement Plan

The Company maintains two 401(k) plans. Under the terms of the 401(k) Plan, the employer may make up to 4% matching contributions. The plan will follow the Safe Harbor Cash or Deferred Arrangement (CODA) in which a minimum contribution plan of 4% of salaries must be made by the Company each pay period. Plan contributions were $30,560 for the year ended December 31, 2021.

Presentation of Sales Tax

The States of New York and New Jersey impose sales taxes on all of the Company’s sales to nonexempt customers. The Company collects sales taxes from customers and remits the amounts to the states. The Company’s accounting policy is to exclude the tax collected and remitted to the State from revenues and expenses with the exception of excise taxes paid on purchases.

Subsequent Events

Subsequent events have been evaluated through December 28, 2022, which is the date the financial statements were available to be issued.

GREEN’S NATURAL FOODS, INC., DEAN’S NATURAL FOOD MARKET, INC., DEAN’S NATURAL FOOD MARKET OF SHREWSBURY, INC., DEAN’S NATURAL FOOD MARKET OF BASKING RIDGE, LLC, DEAN’S NATURAL FOOD MARKET OF CHESTER, LLC, DEAN’S NATURAL HOLDINGS, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2021